No Load | Forward Tactical Growth Fund
Forward Tactical Growth Fund
Investment Objective
The Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment) As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales loads.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses No Load Forward Tactical Growth Fund	Investor Class	Institutional Class
Management Fee	1.15%	1.15%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.34%	0.24%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	1.77%	1.42%

Examples
These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
Expense Example No Load Forward Tactical Growth Fund (USD $)	Investor Class	Institutional Class
1 Year	180	145
3 Years	557	449
5 Years	959	776
10 Years	2,081	1,700

Expense Example, No Redemption No Load Forward Tactical Growth Fund (USD $)	Investor Class	Institutional Class
1 Year	180	145
3 Years	557	449
5 Years	959	776
10 Years	2,081	1,700

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,797% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of exchange-traded funds (“ETFs”) and instruments providing exposure to U.S. and non-U.S. equity securities (comprised of futures and options on securities, securities indices and shares of ETFs), which represent general asset classes, including both U.S. and overseas equity markets. The Fund may also invest in equity securities of U.S. and non-U.S. issuers in all market capitalization ranges, including small capitalization stocks, without limitation. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash and cash equivalents and/or fixed income securities of U.S. and non-U.S. issuers that are investment grade quality and of any maturity.

The Fund’s investment strategy is designed to evaluate potential long and short investments in an attempt to isolate those securities that Broadmark Asset Management, LLC (“Broadmark” or the “Sub-Advisor”) believes are undervalued or overvalued relative to their intrinsic value and offer the greatest risk-adjusted potential for returns. The Sub-Advisor will rely on a variety of factors to determine whether the market itself or a particular sector or industry is undervalued or overvalued. Such factors include valuation and monetary conditions, investor sentiment, and momentum factors. Relative to the U.S. equity market, the Fund is expected to outperform in higher volatility market environments. Frequently, the Fund may underperform the U.S. equity market in lower volatility market environments. As part of this strategy, the Sub-Advisor seeks to invest in equity securities and indices in sectors and industry groups that it believes are more attractive on a relative basis.

Additionally, the Sub-Advisor may sell short equity securities that it believes are less attractive on a relative basis. The Fund may employ both leveraged investment techniques as well as short positions on target securities which allow the Fund a net exposure which can range from 120% net long to 100% net short in its portfolio. Generally, it is the Fund’s objective to maintain net exposure between 100% net long and 100% net short. The Fund may write covered put and call options and purchase put and call options on securities, securities indices and shares of ETFs. The Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust risk and return of its overall investment positions.
Principal Risks
Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Interest Rate: The value of debt securities changes as interest rates change and the value of debt securities typically declines if interest rates increase. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, which makes them more volatile than debt securities with shorter durations or floating or adjustable interest rates.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. The performance of the index does not reflect deductions for fees, expenses or taxes. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.
Calendar Year Total Returns—Institutional Class

Best Quarter – March 31, 2012	7.51%
Worst Quarter – June 30, 2010	–4.38%

Average Annual Total Returns For the period ended December 31, 2013
Average Annual Total Returns No Load Forward Tactical Growth Fund	1 Year	Since Inception	Inception Date
Institutional Class	15.74%	4.71%	Sep. 14, 2009
Institutional Class Return After Taxes on Distributions	12.38%	3.86%	Sep. 14, 2009
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	10.25%	3.54%	Sep. 14, 2009
Investor Class	15.31%	4.36%	Sep. 14, 2009
S&P 500 Index	32.39%	16.52%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.